Other current and non-current non-financial assets - Prospecting Conciliation (Details) - Metallic Exploration - Chile - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Detailed Information About Reconciliation Of Economically Feasible Metalic Explorations [Line Items]
Opening balance		$ 50,844	$ 36,327
Additions	$ 10,701	12,002
Reclassifications from Exploration in execution – Chile	(1,719)	2,515
Reclassifications to Exploration in Exploitation-Chile	0	0
Total changes	8,982	14,517
Total	$ 59,826	$ 50,844